Financial instruments and related disclosures - Schedule of Ageing of Financial Assets Which Are Past Due and For Which No Provision for Bad or Doubtful Debts Has Been Made (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are past due but not impaired [line items]
Financial Assets	£ 10,906	£ 11,987
Financial Assets Past Due and No Provision for Bad and Doubtful Debt [member]
Disclosure of financial assets that are past due but not impaired [line items]
Financial Assets	411	521
Financial Assets Past Due and No Provision for Bad and Doubtful Debt [member] | Past Due by 1-30 Days [member]
Disclosure of financial assets that are past due but not impaired [line items]
Financial Assets	142	137
Financial Assets Past Due and No Provision for Bad and Doubtful Debt [member] | Past Due by 31-90 Days [member]
Disclosure of financial assets that are past due but not impaired [line items]
Financial Assets	70	178
Financial Assets Past Due and No Provision for Bad and Doubtful Debt [member] | Past Due by 91-180 Days [member]
Disclosure of financial assets that are past due but not impaired [line items]
Financial Assets	64	55
Financial Assets Past Due and No Provision for Bad and Doubtful Debt [member] | Past Due by 181-365 Days [member]
Disclosure of financial assets that are past due but not impaired [line items]
Financial Assets	27	53
Financial Assets Past Due and No Provision for Bad and Doubtful Debt [member] | Past Due by More Than 365 Days [member]
Disclosure of financial assets that are past due but not impaired [line items]
Financial Assets	£ 108	£ 98